INVESTMENTS IN ASSOCIATES	6 Months Ended
Jun. 30, 2025
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
INVESTMENTS IN ASSOCIATES	INVESTMENTS IN ASSOCIATES
The following table represents the change in balance of investments in associates:

US$ MILLIONS	For the six-month period ended June 30, 2025
Balance at the beginning of the period	$—
Acquisitions	605
Share of earnings for the period	10
Ending Balance	$615
On March 26, 2025, our global intermodal logistics operation sold its 33% interest in a stabilized container subsidiary for net proceeds of approximately $120 million to our company (see Note 3 - Disposition of Businesses, for further details) and retained a 67% interest as an investment in associate.
The following tables summarize the aggregate balances of investments in associates on a 100% basis:

As of
US$ MILLIONS	June 30, 2025
Financial position:
Total assets	$2,090
Total liabilities	(1,172)
Net assets	$918

For the three and six-month period ended June 30
US$ MILLIONS	2025
Financial performance
Total revenue	$75
Total net income for the period	14
Our company’s share of net income	$10